Environment (Tables)	12 Months Ended
Dec. 31, 2017
Environmental Matters [Abstract]
Summary of Environmental Expenses

Environmental expenses for the years ended December 31, 2017, 2016 and 2015, are as follows:

	Project Name	Project Description	Project Status [Terminated In Process]	12-31-2017				12-31-2016
Company				ThCh$				ThCh$
				Total Disbursements	Amounts Capitalized	Expenses	Total Disbursements	Total disbursements previous period
Gas Atacama Chile	Environmental monitoring	Environmental monitoring	In process	1,463,204	-	1,463,204	1,463,204	-
	Normalization CEMS	Normalization of warehouses, environmental management	In process	1,021,630	1,021,630		1,021,630
Pehuenche	Hydro Power Plants Environmental Costs	Studies, monitoring, laboratory analysis, removal and disposal of solid waste from hydropower (Hydroelectric Power Plant)	In process	6,787	-	6,787	6,787	6,515
Eólica Canela	Improving reforested sectors	Environmental maintenance	In process	104,810	104,810	-	104,810	-
	Environmental expenditures in power plants.	Analysis and monitoring of water quality and Canela's hygienic maintenance	In process	18,347	-	18,347	18,347	94,770
Enel Generación Chile S.A	Environmental costs in combined cycle plants	Principal incurred expenses: Bocamina U1-2: Operation and maintenance of air monitoring and meteorological stations, Environmental audit monitoring network, CEMS Annual Validation, Biomass Protocol Service, Environment Materials (magazine, books), Isocinetic Measurements , SGI Works (NC Objective, Inspections, Audits and Audit) ISO 14001, OHSAS Certification, Operation and Maintenance Service CEMS.	In process	1,252,355	-	1,252,355	1,252,355	567,616
	Environmental costs in thermal plants	Studies, monitoring, laboratory analysis, withdrawal and final disposal of solid waste in hydroelectric plants.	In process	251,277	-	251,277	251,277	181,644
	Environmental costs in hydroelectric plants	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants Estudios, monitoreos, análisis de laboratorio, retiro y disposición final de residuos sólidos en centrales termoeléctricas (C.T.)	In process	870,281	-	870,281	870,281	243,264
	Ralco Hydroelectric Plant	Reforestation according to Agreement with the Catholic University and Electrification of housing in Ayin Maipu	In process	5,075,137	5,075,137	-	5,075,137	4,497,330
	Tal Tal Thermal Plant	Engineering, Civil Works and Permits	In process	1,290,133	1,290,133	-	1,290,133	3,173,813
			Total	11,353,961	7,491,710	3,862,251	11,353,961	8,764,952
	Project Name	Project Description	Project Status [Terminated, In Process]	12-31-2016				12-31-2015
Company				Total Disbursements	Amounts Capitalized	Expenses	Total Disbursements	ThCh$
				ThCh$	ThCh$	ThCh$	ThCh$	Total disbursements previous period
Pehuenche	Hydro Power Plants Environmental Costs	Studies, monitoring, laboratory analysis, removal and disposal of solid waste from hydropower (Hydroelectric Power Plant)	In process	6,515	-	6,515	6,515	16,877
Enel Generación Chile S.A	Environmental costs in combined cycle plants	Principal incurred expenses: Bocamina U1-2: Operation and maintenance of air monitoring and meteorological stations, Environmental audit monitoring network, CEMS Annual Validation, Biomass Protocol Service, Environment Materials (magazine, books), Isocinetic Measurements , SGI Works (NC Objective, Inspections, Audits and Audit) ISO 14001, OHSAS Certification, Operation and Maintenance Service CEMS.	In process	567,616	-	567,616	567,616	196,060
	Environmental costs in thermal plants	Studies, monitoring, laboratory analysis, withdrawal and final disposal of solid waste in hydroelectric plants.	In process	181,644	-	181,644	181,644	127,053
	Environmental costs in hydroelectric plants	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants Estudios, monitoreos, análisis de laboratorio, retiro y disposición final de residuos sólidos en centrales termoeléctricas (C.T.)	In process	243,264	-	243,264	243,264	-
	Ralco Hydroelectric Plant	Reforestation according to Agreement with the Catholic University and Electrification of housing in Ayin Maipu	In process	4,497,330	4,497,330	-	4,497,330
	Tal Tal Thermal Plant	Engineering, Civil Works and Permits	In process	3,173,813	3,173,813	-	3,173,813	11,376
Gas Atacama Chile	Studies, monitoring and waste disposal	Hygiene, waste treatment, management system and pest control	Terminated	78,221	-	78,221	78,221	2,457,430
	Studies, monitoring and laboratory analysis	Removal and final disposal of solid waste in thermal power plants	In process	169,743	-	169,743	169,743	-
	Coal-fired power stationsCentrales a carbón	Emissions Standard (Desox and Denox Tarapacá)	In process	27,648,451	27,648,451	-	27,648,451	-
	ZLD plant (studies)	ZLD plant (studies)	Terminated	13,470	13,470	-	13,470	1,051,017
Eólica Canela	Environmental expenditures in power plants.	Analysis and monitoring of water quality and Canela's hygienic maintenance.	In process	94,770	-	94,770	94,770	12
			Total	36,674,837	35,333,064	1,341,773	36,674,837	3,859,825

Company	Project Name	Project Description	Project Status [Terminated, In Process]	12-31-2015
				Total Disbursements	Amounts Capitalized	Expenses	Total Disbursements	Total disbursements previous period
				ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Pehuenche	Hydro Power Plants Environmental Costs	Studies, monitoring, laboratory analysis, removal and disposal of solid waste from hydropower (Hydroelectric Power Plant)	In process	16,877	-	16,877	-	16,877
	Investments in Central Hydroelectric Plants	Regularization fuel facilities; Regularization water and sewer system; Regularization collection wells; Fabrication and installation cubits acid spill; Normalization fenced site archeology	In process	361,712	361,712	-	-	361,712
Enel Generación Chile S.A	Central Environmental Costs	Waste treatment, sanitation	In process	2,455,575	-	2,455,575	-	2,455,575
	CT Bocamina	Emissions monitoring, CEMS project, NOX abatement	In process	1,855	1,855	-	-	1,855
	Cems project	Cems C.T. Quintero project	In process	33	33	-	-	33
	Cems project	Cems C.T. San Isidro II project	In process	16	16	-	-	16
	Cems project	Cems C.T. Tal Tal project	In process	12	12	-	-	12
	Regularizations C.H.	Regularizations C.H.	In process	155,485	155,485	-	-	155,485
	Regularizations C.H. Ralco	Social Afforestation Program and Restorations Palmucho Chenqueco bypass road; Bridge reconstruction Lonquimay.	In process	1,051,017	61	-	-	1,051,017
Compañía Electrica Tarapacá S.A.	Waste	Studies, monitoring, laboratory analysis and waste disposal retirement	Terminated	196,060	-	196,060	-	196,060
	Waste treatment	Removal of non-hazardous household and industrial waste	Terminated	127,053	-	127,053	-	127,053
	Abatement Nox (LNF burners + OFA), desulfurizer and monitoring CEMS emissions	Abatement Nox (LNF burners + OFA), desulfurizer and monitoring CEMS emissions	Terminated	9,624	9,624	-	-	9,624
	Afforestation (RCA) Water Eyes	Afforestation (RCA) Water Eyes	Terminated	27,032	27,032	-	-	27,032
Eólica Canela	Central Environmental expenses	Analysis and monitoring water quality and Sanitation Canela	In process	11,376	-	11,376	-	11,376
Total				4,413,727	555,830	2,806,941	-	4,413,727